Summary of Counterparty Credit Exposure by Counterparty Credit Rating (Detail) - A+ $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($) Entity	Dec. 31, 2016 USD ($) Entity
Counterparty Credit Concentration Risk [Line Items]
Number of counter -parties | Entity	[1]	2	4
Notional Amount	[1],[2]	$ 13,640	$ 34,304
Credit exposure	[1],[2]	305	734
Exposure, net of collateral	[1],[2]	$ 305	$ 734

[1]	Rating is the lower of S&P or Moody's ratings.
[2]	Only OTC derivatives with a net positive fair value are included for each counterparty.